Initial Public Offering (Details) - $ / shares		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2023
Initial Public Offering [Line Items]
Common stock price per share (in Dollars per share)	$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Number of sold units		10,000,000
Price per share (in Dollars per share)		$ 10
Number of shares in a unit	1	1
Number of warrants in a unit	1	1
Public warrant holder to purchase		1
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Common stock price per share (in Dollars per share)		$ 11.5